Basis of Presentation and General Information (Details Narrative)	3 Months Ended	11 Months Ended
	Mar. 27, 2019 USD ($) shares	Nov. 27, 2018	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Number of vessels			14
Reverse unit split, description	one for seven reverse unit split
Transaction agreement with DSS Holdings L.P. [Member]
Property, Plant and Equipment [Line Items]
Date of transaction agreement		November 27, 2018
Closing date of Transaction agreement	March 27, 2019
Transaction agreement with DSS Holdings L.P. [Member] | DSS Loan [Member]
Property, Plant and Equipment [Line Items]
Expiration period of line of credit	5 years
Credit facility, maximum borrowing capacity	$ 360,000
Transaction agreement with DSS Holdings L.P. [Member] | Athena renamed to Diamond S [Member]
Property, Plant and Equipment [Line Items]
Partnership contribution of the Crude and Product tanker business	the Partnership agreed to contribute to Athena the Crude and Product tanker business, associated inventories, $10,000 in cash plus prorated charter hire and net payments received from February 20, 2019 onwards with specific arrangements relating to the funding of working capital
Cash received	$ 10,000
Shares to be distributed | shares	12,725,000
Neo Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			13
Capesize Bulk Carrier [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			1